SECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
SECURED BORROWINGS [Abstract]
Secured Borrowings
The Company’s secured borrowings, net balance as of December 31, 2020 and 2019 are presented below (dollars in thousands):

	Outstanding principal balance as of December 31,		Weighted average interest rate(1) as of December 31,
	2020(2)	2019(2)	2020	2019	Maturity date
Nord LB Facility	60,667	65,290	2.00%	3.59%	May 2021
2012 Term Loan	362,960	385,364	3.26%	4.15%	August 2025
2020 Term Loan	180,000	—	7.00%	—	October 2025
Magellan Acquisition Limited Facility	252,143	278,684	3.95%	4.11%	December 2025
Fly Aladdin Acquisition Facility	229,644	272,343	4.83%	4.85%	June 2023
Fly Aladdin Engine Funding Facility	40,640	42,339	4.95%	4.95%	December 2021 – April 2022
Other Aircraft Secured Borrowings	543,002	673,463	3.21%	4.07%	March 2021 – June 2028
Total outstanding principal balance	1,669,056	1,717,483
Unamortized debt discounts and loan costs	(26,814)	(21,958)
Total secured borrowings, net	$1,642,242	$1,695,525

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
(2)	As of December 31, 2020 and 2019, accrued interest on secured borrowings totaled $6.5 million and $9.2 million, respectively.

Future Minimum Principal Payments on Secured Borrowings
During the year ended December 31, 2020, the Company made scheduled principal payments of $148.8 million on its secured borrowings. The anticipated future minimum principal payments due for its secured borrowings are as follows (dollars in thousands):

Year ending December 31,
2021	$261,296
2022	171,216
2023	396,344
2024	128,776
2025	615,075
Thereafter	96,349
Future minimum principal payments due	$1,669,056